Net Loss Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of computation of basic and diluted net loss per share attributable to common stockholders
	Six Months Ended June 30,
	2021	2020
Net loss (numerator)	$(2,426)	$(8,343)
Weighted average shares outstanding (denominator)	75,489	76,913
Basic and diluted net loss per share	$(0.03)	$(0.11)

	2020	2019
Net loss (numerator)	$(9,964)	$(31,936)
Weighted average shares outstanding (denominator)	76,431	69,186
Basic and diluted net loss per share	$(0.13)	$(0.46)

Schedule of three classes of common stock outstanding
	Six Months Ended June 30, 2021
	Class 1	Class 2	Class 3
Net loss (numerator)	$(918)	$(1,346)	$(162)
Weighted average shares outstanding (denominator)	28,564	41,892	5,033
Basic and diluted net loss per share	$(0.03)	$(0.03)	$(0.03)
	Six Months Ended June 30, 2020
	Class 1	Class 2	Class 3
Net loss (numerator)	$(3,100)	$(4,543)	$(700)
Weighted average shares outstanding (denominator)	28,577	41,879	6,457
Basic and diluted net loss per share	$(0.11)	$(0.11)	$(0.11)

	Year-ended December 31, 2020
	Class 1	Class 2	Class 3
Net loss (numerator)	$(3,725)	$(5,460)	$(779)
Weighted average shares outstanding (denominator)	28,570	41,886	5,975
Basic and diluted net loss per share	$(0.13)	$(0.13)	$(0.13)
	Year-ended December 31, 2019
	Class 1	Class 2	Class 3
Net loss (numerator)	$(13,335)	$(16,687)	$(1,914)
Weighted average shares outstanding (denominator)	28,889	36,150	4,147
Basic and diluted net loss per share	(0.46)	(0.46)	(0.46)

Schedule of antidilutive excluded from the computation of diluted net income per share attributable to common stockholders
	Six Months Ended June 30,
	2021	2020
Shares subject to outstanding common stock options	11,974	7,076
Shares subject to convertible promissory notes	—	15,214
Series A preferred stock	18,702	3,488

	2020	2019
Shares subject to outstanding common stock options	6	5,982
Shares subject to convertible promissory notes	—	15,214
Series A preferred stock	18,702	—
	18,708	21,196